Borrowings (Details)					7 Months Ended	12 Months Ended
	Aug. 31, 2021 MXN ($)	Aug. 30, 2021 MXN ($) tranche	Jul. 30, 2020 MXN ($)	Mar. 27, 2020 MXN ($)	Jul. 31, 2021 MXN ($)	Dec. 31, 2021 MXN ($) tranche	Jan. 03, 2021 MXN ($)	Dec. 31, 2019 MXN ($)	Sep. 20, 2020 MXN ($)	May 04, 2020 MXN ($)	Mar. 10, 2020 MXN ($)	Jan. 30, 2020	Jan. 29, 2020	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about borrowings [line items]
Prepayment of credit						$ 646,716,000	$ 1,757,112,000	$ 83,041,000
Fair value of borrowings						$ 1,499,867,000	634,992,000	$ 679,188,000
Short term debt coverage ratio						1.5
Total debt coverage ratio						3.0
Leverage ratio						7.0
Minimum amount of cash and cash equivalents to be maintained under the financial covenants						$ 40,000,000
Long term debt derivated sustainability bond [Member]
Disclosure of detailed information about borrowings [line items]
Debt instrument, number of tranches | tranche		2				2
Notional amount		$ 1,500,000,000
Credit line withdrawn	$ 588,300,000
Prepayment of credit	18,172,000
Long term debt derivated sustainability bond [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, term		4 years				4 years
Long term debt derivated sustainability bond [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, term		7 years				7 years
Long term debt derivated sustainability bond Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		5.15%				5.15%
Notional amount		$ 500,000,000				$ 500,000,000
Borrowings, additional interest rate for subsequent payments		0.40%				0.40%
Long term debt derivated sustainability bond Tranche One [Member] | 29 days Term TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						0.40%
Long term debt derivated sustainability bond Tranche Two [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		8.35%				8.35%
Notional amount		$ 1,000,000,000				$ 1,000,000,000
Long term debt derivated sustainability bond Tranche Two [Member] | 29 days Term TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.40%
Subsidiary Innova Catalogos Credit [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						24.00%
Debt Instrument, term						18 months
Monthly payments of debt						$ 2,200
Notional amount						$ 40,000
Secured credit line with Banamex [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of credit					$ 46,167,000
Liquidated totality amount	521,449,000
Secured credit line with Banamex due December 18, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Debt Instrument, term						10 months
Credit line, Maximum capacity						$ 400,000,000								$ 400,000,000
Secured credit line with Banamex due December 18, 2025 [Member] | TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.60%							3.17%
Secured credit line with Banamex due December 30, 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Credit line, Maximum capacity						$ 195,000,000
Credit line withdrawn			$ 195,000,000
Secured credit line with Banamex due December 30, 2025 [Member] | TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			2.95%			2.95%						2.60%
Credit line with BBVA due August 31, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						7.50%			7.50%
Credit line, Maximum capacity						$ 75,000,000			$ 75,000,000
Prepayment of credit					$ 16,325,000
Liquidated totality amount	48,679,000
Pledged as collateral amount									$ 80,901,000
Credit line with MCRF P, S.A. de C.V. SOFOM, E.N.R. Due May 15, 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						13.10%
Credit line, Maximum capacity						$ 600,000,000
Prepayment of credit				$ 258,750,000
Unsecured credit line with Banamex, [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						2.85%
Credit line, Maximum capacity						$ 80,000,000	$ 100,000,000
Unsecured credit line with Banamex, [Member] | TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							2.85%	2.75%
Credit line with HSBC Mexico S. A [Member]
Disclosure of detailed information about borrowings [line items]
Credit line, Maximum capacity										$ 150,000,000	$ 50,000,000
Credit line withdrawn						$ 20,000,000	$ 115,000,000
Credit line with HSBC Mexico S. A [Member] | TIIE Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis										3.50%
Banamex [member] | Long term debt derivated sustainability bond [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of credit	521,449,000
BBVA [Member] | Long term debt derivated sustainability bond [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment of credit	$ 48,679,000